Document and Entity Information	Jun. 09, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 09, 2021
Document Fiscal Year Focus	2021
Entity Registrant Name	KB HOME
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9195
Entity Tax Identification Number	95-3666267
Entity Address, Address Line One	10990 Wilshire Boulevard
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90024
City Area Code	310
Local Phone Number	231-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000795266
Amendment Flag	false
Document Fiscal Year Focus	FY
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock (par value $1.00 per share)
Trading Symbol	KBH
Security Exchange Name	NYSE
Rights [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights to Purchase Series A Participating Cumulative Preferred Stock
Security Exchange Name	NYSE
No Trading Symbol Flag	true